Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance	$ 236,474		$ 308,846	$ 355,471
Balance at beginning, Number of shares	45,484,310		42,780,186	42,465,669
Capital increase by issuance of common shares			2,415,630
Exercise of share warrants, employee warrants and stock options	191,658		288,494	314,517
Transaction costs			$ (2,316)
Balance at end of year	$ 125,941		$ 236,474	$ 308,846
Balance at end, Number of shares	45,675,968		45,484,310	42,780,186
Nominal value	$ 0.05		$ 0.05	$ 0.05
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	$ 934,696		$ 872,134	$ 851,700
Capital increase (ATM)			46,811
Exercise of share warrants, employee warrants and stock options	0		5,597	6,101
Non-cash stock based compensation expense	8,071		12,497	14,365
Transaction costs	(570)		(2,316)
Other movements	(359,076)	[1]	(27)	(32)
Balance at end of year	583,122		934,696	872,134
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,945		2,785	2,767
Capital increase (ATM)			143
Exercise of share warrants, employee warrants and stock options	10		17	18
Balance at end of year	$ 2,955		$ 2,945	$ 2,785

[1]	During the annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $362.9 million of retained earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities